Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
September 21, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK No. 0000019034
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class R5, Class R6 and Class Y shares, as applicable, of Invesco European Small Company Fund, Invesco Global Core Equity Fund, Invesco International Small Company Fund and Invesco Small Cap Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post- Effective Amendment No. 116 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 116 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 21, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-7888.
Sincerely,
/s/ Peter A. Davidson
Peter A. Davidson
Counsel